Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2019		$ 328	$ 7,941	$ 153	$ 448	$ 1,445	$ 2,812	$ 13,127	$ 1,469	$ 14,596
Profit for the period							3,196	3,196	(52)	3,144
Other comprehensive income/(loss)	[1]						1,608	1,608		1,608
Transfer to other reserves	[2],[3]					(22)	1,423	1,401	(1,401)
Dividends							(3,668)	(3,668)		(3,668)
Issue of Ordinary Shares			30					30		30
Share-based payments charge for the period							277	277		277
Settlement of share plan awards							(349)	(349)		(349)
Net movement			30			(22)	2,487	2,495	(1,453)	1,042
Equity at end of period at Dec. 31, 2020		328	7,971	153	448	1,423	5,299	15,622	16	15,638
Profit for the period							112	112	3	115
Other comprehensive income/(loss)	[1]						(145)	(145)		(145)
Transfer to other reserves	[2]					21	(21)
Dividends							(3,882)	(3,882)		(3,882)
Issue of Ordinary Shares		59	27,155					27,214		27,214
Share-based payments charge for the period							615	615		615
Issue of replacement Alexion share awards upon acquisition	[4]						513	513		513
Settlement of share plan awards							(781)	(781)		(781)
Net movement		59	27,155			21	(3,589)	23,646	3	23,649
Equity at end of period at Dec. 31, 2021		387	35,126	153	448	1,444	1,710	39,268	19	39,287
Profit for the period							3,288	3,288	5	3,293
Other comprehensive income/(loss)	[1]						(875)	(875)	(3)	(878)
Transfer to other reserves	[2]					24	(24)
Dividends							(4,485)	(4,485)		(4,485)
Issue of Ordinary Shares			29					29		29
Share-based payments charge for the period							619	619		619
Settlement of share plan awards							(807)	(807)		(807)
Net movement			29			24	(2,284)	(2,231)	2	(2,229)
Equity at end of period at Dec. 31, 2022		$ 387	$ 35,155	$ 153	$ 448	$ 1,468	$ (574)	$ 37,037	$ 21	$ 37,058

[1]	Included within Other comprehensive loss of $878m (2021: loss of $145m; 2020: income of $1,608m) is a charge of $7m (2021: charge of $6m; 2020: gain of $9m), relating to Costs of hedging.
[2]	Amounts charged or credited to Other reserves relate to exchange adjustments arising on goodwill.
[3]	The Non-controlling interests reserve relating to the minority shareholders of Acerta Pharma, totalling $1,401m, was reclassified into Retained earnings in 2020 (see Note 26).
[4]	Replacement share awards were issued as part of the acquisition of Alexion in 2021 (see Note 27).